CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (24,603)	$ (19,449)	$ (32,834)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	61	51	31
Amortization of premium on marketable securities	123	0	0
Share-based compensation	2,500	2,365	4,089
Decrease (increase) in prepaid expenses and other receivables	667	(1,077)	(313)
Decrease (increase) in other long-term assets	23	(15)	(38)
Increase (decrease) in trade payables	471	(248)	258
Increase in accrued expenses and other liabilities	1,517	225	481
Net cash used in operating activities	(19,241)	(18,148)	(28,326)
Cash flows from investing activities
Purchase of property and equipment, net	(74)	(181)	(79)
Investment in marketable securities	(17,372)	0	0
Proceeds from (investment in) short-term bank deposit	20,022	(14,500)	8,486
Proceeds from maturity of marketable securities	1,604	0	0
Proceeds from redemption of marketable securities	701	0	0
Investment in long-term bank deposit	0	(19,000)	0
Investment in restricted bank deposit	0	(161)	0
Net cash provided by (used in) investing activities	4,881	(33,842)	8,407
Cash flows from financing activities
Issuance of share capital upon public offering	0	66,459	0
Exercise of options	6	13	0
Net cash provided by financing activities	6	66,472	0
Increase (decrease) in cash and cash equivalents	(14,354)	14,482	(19,919)
Cash and cash equivalents at the beginning of the year	16,658	2,176	22,095
Cash and cash equivalents at the end of the year	$ 2,304	$ 16,658	$ 2,176